Claremont Investment Partners, LLC

175 Oak Ridge Ave

Po Box 80

Summit, NJ 07901-0080

November 8, 2010

Securities and Exchange Commission

100 F. Street, NE.

Washington, D.C.  20549

Re:          INDUSTRY LEADERS FUND (“Registrant”)

File No. 333-62893

File No. 811-09150

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from those contained in Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, as filed electronically on November 1, 2010.

Should you have any questions or comments regarding this filing, please contact the undersigned at 908 273 1354 extension 10.

Very truly yours,

Gerald P. Sullivan